AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED AUGUST 1, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus of the AXA Premier VIP Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with updated information regarding (1) changes to the Trust’s Distribution Plan; (2) changes to the management fee charged to the AXA Allocation Portfolios of the Trust; (3) a change to the contractual fee the Portfolios pay AXA Equitable for administrative services to the Portfolios; and (4) changes to the Underlying Portfolios in which the AXA Allocation Portfolios may invest.

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Effective August 1, 2010, the second paragraph under the section entitled “Portfolio Services – Additional Information – Portfolio Distribution Arrangements” of the Prospectus is deleted in its entirety and replaced with the following:

The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class B shares is 0.25% of the average daily net assets attributable to Class B shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

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Effective August 1, 2010, the information under the section of the Prospectus entitled “Management Team – The Manager – Management Fees” is hereby deleted and replaced in its entirety with the following:

Each AXA Allocation Portfolio pays a fee for management services. Each Portfolio pays to AXA Equitable a contractual fee at an annual rate of 0.10% of the Portfolio’s average daily net assets up to and including $12 billion, 0.095% of the average daily net assets up to and including $15 billion and 0.09% of the average daily net assets thereafter. AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each AXA Allocation Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the Portfolio’s total average net assets up to and including $15 billion, 0.125% of the Portfolio’s total average net assets over $15 billion up to and including $20 billion, and 0.10% of the Portfolio’s total average net assets over $20 billion, plus $32,500. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an AXA Allocation Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

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Information About Additional Investment Strategies

In the section of the Prospectus entitled “More About Investment Strategies & Risks – Additional Strategies – Cash and Short Term Investments,” the following is added:

Each Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the Investment Company Act of 1940.

Effective August 1, 2010, each reference in the Prospectus to the Underlying Portfolio as set forth in the table below is hereby deleted:

AXA Tactical Manager 500 Portfolio – I, III
AXA Tactical Manager 400 Portfolio – I, III
AXA Tactical Manager 2000 Portfolio – I, III
AXA Tactical Manager International Portfolio – I, III

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Effective August 1, 2010, each reference in the Prospectus to the Current Name of the respective Underlying Portfolio is replaced with the corresponding New Name as set forth in the table below:

Current Underlying Portfolio Name	New Underlying Portfolio Name
AXA Tactical Manager 500 Portfolio – II	AXA Tactical Manager Large Cap Portfolio
AXA Tactical Manager 400 Portfolio – II	AXA Tactical Manager Mid Cap Portfolio
AXA Tactical Manager 2000 Portfolio – II	AXA Tactical Manager Small Cap Portfolio
AXA Tactical Manager International Portfolio – II	AXA Tactical Manager International Portfolio

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Effective on or about August 1, 2010, the following information for the below referenced Underlying Portfolios is hereby deleted and replaced with the following information to the section entitled “Information Regarding The Underlying Portfolios” of the Prospectus:

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager Large Cap Portfolio (formerly, the AXA Tactical Manager 500 Portfolio – II)	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity indexes by investing in a combination of long and short positions on equity securities of large capitalization companies, including securities included in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”).	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•     Adviser Selection Risk

•     Asset Class Risk

•     Derivatives Risk

•     Futures and Options Risk

•     Equity Risk

•     ETFs Risk

•     Indexing Risk

•     Large-Cap Company Risk

•     Leveraging Risk

•     Market Risk

•     Non-Diversification Risk

•     Portfolio Management Risk

•     Portfolio Turnover Risk

•     Security Risk

•     Security Selection Risk

•     Short Sales Risk

AXA Tactical Manager Mid Cap Portfolio (formerly, the AXA Tactical Manager 400 Portfolio – II)	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity indexes by investing in a combination of long and short positions on equity securities of mid capitalization companies, including securities included in the Standard & Poor’s MidCap 400 Index (“S&P 400”).	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of mid capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•    Adviser Selection Risk

•    Asset Class Risk

•    Derivatives Risk

•    Futures and Options Risk

•    Equity Risk

•    ETFs Risk

•    Indexing Risk

•    Leveraging Risk

•    Market Risk

•    Mid-Cap Company Risk

•    Non-Diversification Risk

•    Portfolio Management Risk

•    Portfolio Turnover Risk

•    Security Risk

•    Security Selection Risk

•    Short Sales Risk

AXA Tactical Manager Small Cap Portfolio (formerly, the AXA Tactical Manager 2000 Portfolio – II)	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity indexes by investing in a combination of long and short positions on equity securities of small capitalization companies, including securities included in the Russell® 2000 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•    Adviser Selection Risk

•    Asset Class Risk

•    Derivatives Risk

•    Futures and Options Risk

•    Equity Risk

•    ETFs Risk

•    Indexing Risk

•    Leveraging Risk

•    Market Risk

•    Non-Diversification Risk

•    Portfolio Management Risk

•    Portfolio Turnover Risk

•    Security Risk

•    Security Selection Risk

•    Short Sales Risk

•    Small-Cap Company Risk

AXA Tactical Manager International Portfolio (formerly, the AXA Tactical Manager International Portfolio – II)	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity indexes by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International (“MSCI”) EAFE Index or a combination of the ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•     Adviser Selection Risk

•     Asset Class Risk

•     Derivatives Risk

•     Futures and Options Risk

•     Equity Risk

•     ETFs Risk

•     Foreign Securities Risk

•     Indexing Risk

•     Large Cap Company Risk

•     Leveraging Risk

•     Market Risk

•     Non-Diversification Risk

•     Portfolio Management Risk

•     Portfolio Turnover Risk

•     Security Risk

•     Security Selection Risk

•     Short Sales Risk

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Effective August 1, 2010, the following information is added to the section entitled “Information Regarding The Underlying Portfolios” of the Prospectus:

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ATM Core Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital U.S. Aggregate Bond Index and U.S. government securities.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

•     Credit Risk

•     Derivatives Risk

•     Exchange Traded Funds Risk

•     Index Strategy Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Leveraging Risk

•     Liquidity Risk

•     Mortgage-Backed and Asset-Backed Securities Risk

•     Risks Related to Investments In Other Investment Companies

•     Short Sales Risk

ATM Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities issued by the U.S. government and its agencies and instrumentalities and financial instruments that derive their value from such securities. The Portfolio utilizes a strategy that combines a passive investment index style focused on debt securities with an actively managed futures and options strategy that will be used to tactically manage the Portfolio’s exposure to the risk of losses due to changes in interest rates based on the Manager’s projection of interest rate movements.

•     Credit Risk

•     Derivatives Risk

•     Exchange Traded Funds Risk

•     Index Strategy Risk

•     Interest Rate Risk

•     Investment Grade Securities Risk

•     Leveraging Risk

•     Liquidity Risk

•     Risks Related to Investments In Other Investment Companies

•     Short Sales Risk